Private Placement Warrants (Details) - USD ($)	Jul. 20, 2021	Mar. 31, 2023	Dec. 31, 2022
Private Placement Warrants
Private Placement Warrants
Number of warrants to purchase shares issued	8,000,000
Price of warrants	$ 1.00
Aggregate purchase price	$ 8,000,000
Fair value of warrants		$ 9,000,000	$ 9,000,000
Private Placement
Private Placement Warrants
Number of warrants to purchase shares issued	8,000,000
Price of warrants	$ 1.00
Aggregate purchase price	$ 8,000,000
Private Placement | Private Placement Warrants
Private Placement Warrants
Number of warrants to purchase shares issued	8,000,000
Price of warrants	$ 1.00
Aggregate purchase price	$ 8,000,000
Number of shares per warrant		1	1
Exercise price of warrant		$ 11.50	$ 11.50
Fair value of warrants		$ 9,000,000	$ 9,000,000